Short-Term Borrowings and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2012
Short-Term Borrowings

Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2011	2012
Unsecured loans:
with a weighted-average interest rate of 4.40%	43,737
with a weighted-average interest rate of 3.98%		89,878
Secured call money:
with a weighted-average interest rate of 0.11%	10,000
with a weighted-average interest rate of 0.11%		10,000

	53,737	99,878

Long-Term Debt

Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2011	2012
Unsecured loans, representing obligations principally to banks:
Due 2011 to 2018, with interest rates ranging from 0.20% to 4.50% per annum	441,976
Due 2012 to 2024, with interest rates ranging from 0.23% to 4.50% per annum		564,275
Unsecured 1.52% bonds, due 2011, net of unamortized discount	50,000
Unsecured 1.16% bonds, due 2012, net of unamortized discount	39,996	39,999
Unsecured 1.52% bonds, due 2013, net of unamortized discount	34,999	35,000
Unsecured 1.57% bonds, due 2015, net of unamortized discount	29,991	29,993
Unsecured 1.75% bonds, due 2015, net of unamortized discount	24,996	24,997
Unsecured 1.17% bonds, due 2011	10,500
Unsecured 0.95% bonds, due 2012	60,000	60,000
Unsecured 1.40% bonds, due 2013	10,700	10,700
Unsecured 1.30% bonds, due 2014	110,000	110,000
Unsecured 0.55% bonds, due 2016		10,000
Unsecured 0.66% bonds, due 2017		45,000
Unsecured 2.00% bonds, due 2018	16,300	16,300
Unsecured 2.07% bonds, due 2019	50,000	50,000
Unsecured 1.41% bonds, due 2022		10,000
Capital lease obligations:
Due 2011 to 2021, with interest rates ranging from 0.03% to 9.09% per annum	24,673
Due 2012 to 2026, with interest rates ranging from 0.03% to 8.74% per annum		49,754
Guarantee deposits received	17,718	16,691

	921,849	1,072,709
Less — Portion due within one year	109,614	310,483

	812,235	762,226

Aggregate Amounts of Annual Maturities of Long-Term Debt

Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions
2013	310,483
2014	135,487
2015	209,814
2016	77,391
2017	97,419
Later years	242,115

Total	1,072,709